Revenues - Summary of Contract with Customer Liability Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Revenue recognized from amounts included in contract liabilities at the beginning of the period	¥ 112,221	$ 17,610	¥ 37,550	¥ 22,782